Quarterly Holdings Report
for
Fidelity® Pennsylvania Municipal Income Fund
September 30, 2021
PFL-NPRT3-1121
1.807743.117
Municipal Bonds - 95.6%
	Principal Amount (a)	Value ($)
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	425,000	462,298
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	275,000	306,648
TOTAL GUAM		768,946
Pennsylvania - 94.2%
Allegheny County Series C:
5% 12/1/28	1,000,000	1,141,332
5% 12/1/30	1,365,000	1,557,455
Allegheny County Arpt. Auth. Rev.:
Series 2006 B, 5% 1/1/22 (Escrowed to Maturity) (b)	1,650,000	1,668,467
Series 2021 A, 5% 1/1/51 (b)	12,000,000	14,736,169
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,870,140
Series 2018:
5% 3/1/33	1,570,000	1,918,971
5% 3/1/34	2,250,000	2,743,116
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 4.25% 12/1/50	3,000,000	2,795,736
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,785,000	5,847,040
Bethlehem Area School District Series 2016 A, 5% 2/1/23 (FSA Insured)	1,000,000	1,063,169
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/41	2,500,000	3,073,575
5% 7/1/54	4,500,000	5,431,394
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	577,144
5% 7/1/27	490,000	563,819
5% 7/1/28	540,000	618,838
5% 7/1/29	710,000	809,870
5% 7/1/30	685,000	778,710
5% 7/1/35	1,885,000	2,120,869
5% 7/1/39	6,675,000	7,468,623
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,628,608
5% 7/15/30	1,500,000	1,888,981
5% 7/15/31	1,250,000	1,566,640
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41 (Pre-Refunded to 12/1/21 @ 100)	2,000,000	2,016,501
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	384,892
4% 11/15/34	250,000	274,735
4% 11/15/35	200,000	219,745
5% 11/15/28	840,000	984,420
5% 11/15/29	1,625,000	1,902,942
5% 11/15/30	685,000	801,556
5% 11/15/46	6,605,000	7,641,672
Series 2016 B:
4% 11/15/40	600,000	655,979
4% 11/15/47	3,605,000	3,922,449
Series 2018 A:
5% 11/15/26	1,140,000	1,381,473
5% 11/15/27	225,000	279,650
5% 11/15/28	200,000	247,893
5% 11/15/29	200,000	246,402
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,578,098
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,255,329
5% 6/1/29	1,000,000	1,279,026
5% 6/1/30	1,000,000	1,300,414
5% 6/1/31	1,150,000	1,523,561
Series 2020 A, 5% 6/1/32	3,500,000	4,533,143
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,588,841
Series 2016:
5% 5/1/30	1,000,000	1,175,088
5% 5/1/31	500,000	586,809
5% 5/1/32	750,000	879,099
5% 5/1/33	2,210,000	2,586,718
5% 5/1/34	1,000,000	1,170,200
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,280,437
5% 5/1/48	4,000,000	4,586,032
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,507,683
5% 6/1/35	1,000,000	1,179,468
5% 6/1/36	500,000	588,345
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	1,000,000	1,135,741
Delaware County Auth. Univ. Rev. Series 2012, 5% 8/1/22	300,000	311,634
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,166,219
5% 7/1/27	2,500,000	2,661,133
Series 2016 A, 5% 7/1/46	3,500,000	3,914,152
Series 2019, 4% 7/1/45	1,350,000	1,479,671
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	230,901
Series 2020:
5% 7/15/31	1,030,000	1,251,126
5% 7/15/34	1,000,000	1,204,948
5% 7/15/36	1,400,000	1,679,933
5% 7/15/39	1,160,000	1,409,480
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,270,309
5% 8/1/34	1,000,000	1,060,686
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,148,746
Series 2017 A2, 5% 2/15/39	1,880,000	2,218,328
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,709,818
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	667,958
5% 11/1/25	665,000	776,689
5% 11/1/27	1,105,000	1,356,701
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,196,463
5% 8/15/33	1,000,000	1,193,823
5% 8/15/34	1,000,000	1,191,968
5% 8/15/36	1,000,000	1,188,986
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,778,701
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/36	2,905,000	3,657,945
5% 7/1/44	5,000,000	6,185,243
Lower Paxton Township Series 2014:
5% 4/1/40 (Pre-Refunded to 4/1/24 @ 100)	3,420,000	3,820,535
5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	1,295,000	1,446,664
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,301,821
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	245,000	245,000
5% 10/1/22	275,000	285,668
5% 10/1/23	1,305,000	1,404,630
5% 10/1/24	335,000	373,976
5% 10/1/25	750,000	836,069
5% 10/1/26	1,000,000	1,110,392
5% 10/1/27	1,000,000	1,105,993
Series 2016 A, 5% 10/1/40	4,000,000	4,525,736
Series 2018 A, 5% 9/1/26	1,500,000	1,793,143
Series 2019:
4% 9/1/34	2,500,000	2,907,002
4% 9/1/35	1,400,000	1,625,116
4% 9/1/36	1,200,000	1,389,137
4% 9/1/37	1,000,000	1,154,427
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36	2,000,000	2,232,457
Series 2017:
5% 12/1/33	2,150,000	2,603,539
5% 12/1/35	1,000,000	1,208,673
5% 12/1/36	2,670,000	3,222,027
5% 12/1/37	1,515,000	1,824,543
Montour School District Series 2015 A:
5% 4/1/41 (Pre-Refunded to 10/1/25 @ 100)	1,000,000	1,178,493
5% 4/1/42 (Pre-Refunded to 10/1/25 @ 100)	1,000,000	1,178,493
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	5,043,644
5% 8/15/43	2,000,000	2,416,302
5% 8/15/48	2,500,000	3,001,723
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,617,696
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	494,374
5% 7/1/29	300,000	369,859
5% 7/1/30	375,000	460,580
5% 7/1/31	425,000	520,179
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,355,810
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/22	275,000	280,196
5% 3/1/23	585,000	609,228
First Series 2012:
5% 4/1/22	600,000	614,338
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	800,000	819,143
5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	1,100,000	1,126,321
Series 2016, 5% 5/1/33	2,200,000	2,599,796
Series 2018 A, 5% 2/15/48	4,000,000	4,851,932
Series 2019 A:
4% 3/1/37	750,000	858,996
5% 3/1/36	1,000,000	1,234,389
5% 3/1/38	1,055,000	1,296,256
5% 3/1/39	1,000,000	1,225,996
Series 2019:
4% 12/1/44	1,000,000	1,148,489
4% 12/1/48	1,000,000	1,142,830
Series AT-1 5% 6/15/31	5,000,000	5,924,005
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,700,000	1,831,463
Series 2019 131, 3.5% 4/1/49	4,285,000	4,596,775
Series 2020 13 2A, 3.5% 4/1/51	1,900,000	2,047,818
Series 2020 133:
5% 10/1/22	350,000	366,071
5% 10/1/23	400,000	435,850
5% 10/1/24	850,000	959,372
5% 10/1/27	650,000	792,316
5% 10/1/28	950,000	1,178,896
5% 4/1/29	100,000	124,874
5% 10/1/29	450,000	566,805
Series 2021 134B:
5% 10/1/22 (b)	1,175,000	1,228,953
5% 4/1/24 (b)	1,255,000	1,391,474
5% 10/1/24 (b)	1,000,000	1,127,401
5% 10/1/25 (b)	370,000	430,128
5% 4/1/26 (b)	995,000	1,171,280
5% 10/1/26 (b)	1,500,000	1,788,990
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2:
5% 12/1/24	630,000	712,034
5% 12/1/24 (Escrowed to Maturity)	620,000	709,206
5% 12/1/25	335,000	383,597
5% 12/1/25 (Pre-Refunded to 12/1/24 @ 100)	915,000	1,046,651
5% 12/1/26	645,000	736,159
5% 12/1/26 (Pre-Refunded to 12/1/24 @ 100)	605,000	692,048
5% 12/1/27	360,000	409,418
5% 12/1/27 (Pre-Refunded to 12/1/24 @ 100)	650,000	743,523
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,280,734
5% 9/1/31	1,415,000	1,645,111
Series 2019 A, 5% 9/1/48	6,390,000	7,954,577
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	6,002,306
Series 2013 A2:
5% 12/1/28	500,000	602,021
5% 12/1/38	2,500,000	3,085,772
Series 2014 A, 5% 12/1/31	865,000	983,279
Series 2014 A2, 0% 12/1/40 (c)	5,500,000	6,007,833
Series 2017 A1:
5% 12/1/30	3,500,000	4,319,315
5% 12/1/31	2,000,000	2,460,374
5% 12/1/33	1,500,000	1,836,418
Series 2018 A2, 5% 12/1/43	5,000,000	6,135,440
Series 2020 B, 5% 12/1/50	5,000,000	6,314,656
Series 2021 A:
4% 12/1/44	4,000,000	4,667,610
4% 12/1/45	4,000,000	4,647,971
4% 12/1/50	2,000,000	2,305,426
Series 2021 B:
4% 12/1/40	1,000,000	1,175,489
4% 12/1/41	1,000,000	1,171,903
4% 12/1/42	1,500,000	1,752,254
4% 12/1/46	2,500,000	2,893,393
5% 12/1/46	2,000,000	2,537,086
5% 12/1/51	9,000,000	11,339,895
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/23 (b)	200,000	215,759
Series 2017 A, 5% 7/1/42	350,000	423,828
Series 2017 B:
5% 7/1/25 (b)	5,500,000	6,382,253
5% 7/1/31 (b)	1,000,000	1,206,597
5% 7/1/33 (b)	2,250,000	2,709,023
5% 7/1/37 (b)	5,065,000	6,049,438
5% 7/1/42 (b)	4,000,000	4,758,076
5% 7/1/47 (b)	3,035,000	3,600,554
Philadelphia Auth. for Indl. Dev.:
Series 2016, 5% 4/1/28	275,000	315,074
Series 2017, 5% 11/1/47	5,000,000	5,741,992
Series 2020 A, 4% 11/1/45	3,825,000	4,352,830
Series 2020 C:
4% 11/1/35	1,750,000	2,040,462
4% 11/1/36	1,500,000	1,744,712
series 2020 C, 4% 11/1/37	1,255,000	1,455,649
Series 2020 C, 4% 11/1/38	1,000,000	1,157,214
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (FSA Insured)	8,835,000	10,854,143
Series 2015 13:
5% 8/1/29	2,000,000	2,330,144
5% 8/1/30	1,500,000	1,747,608
5% 8/1/31	1,100,000	1,280,217
Series 2016 14:
5% 10/1/33	1,500,000	1,788,184
5% 10/1/34	500,000	594,988
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,828,714
Series 2019 B:
5% 2/1/38	3,000,000	3,719,621
5% 2/1/39	2,600,000	3,218,435
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2012 A, 5.625% 7/1/36	4,045,000	4,177,347
Philadelphia Redev. Auth. Rev.:
Series 2012, 5% 4/15/25	2,230,000	2,285,548
Series 2015 A, 5% 4/15/29	3,000,000	3,451,161
Philadelphia School District:
Series 2016 F, 5% 9/1/34	4,000,000	4,752,075
Series 2018 A:
5% 9/1/29	1,250,000	1,564,298
5% 9/1/30	1,000,000	1,251,667
5% 9/1/33	1,000,000	1,240,103
Series 2019 A:
4% 9/1/37	2,100,000	2,437,685
4% 9/1/38	2,300,000	2,663,817
4% 9/1/39	2,000,000	2,310,887
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 B, 5% 7/1/30	3,500,000	4,062,845
Series 2017 B:
5% 11/1/29	3,000,000	3,728,566
5% 11/1/30	3,700,000	4,573,241
Series 2020, 5% 10/1/40	3,195,000	4,127,730
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,232,821
5% 12/15/32	500,000	614,282
5% 12/15/33	500,000	613,430
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,335,718
Pittsburgh Gen. Oblig. Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	626,045
5% 9/1/28 (Pre-Refunded to 9/1/24 @ 100)	1,300,000	1,476,791
5% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	1,015,000	1,153,033
5% 9/1/31 (Pre-Refunded to 9/1/24 @ 100)	1,165,000	1,323,432
5% 9/1/32 (Pre-Refunded to 9/1/24 @ 100)	1,000,000	1,135,993
Pittsburgh School District Series 2015, 5% 9/1/23 (FSA Insured)	1,085,000	1,183,283
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (FSA Insured)	3,600,000	4,464,564
Series 2019 B:
4% 9/1/34 (FSA Insured)	2,000,000	2,377,523
4% 9/1/35 (FSA Insured)	400,000	474,354
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,197,424
5% 3/1/36 (FSA Insured)	1,050,000	1,255,380
5% 3/1/37 (FSA Insured)	1,600,000	1,910,180
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,215,181
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,147,394
5% 12/1/22	30,000	31,624
5% 12/1/27	1,480,000	1,719,601
5% 12/1/29	1,000,000	1,157,025
Series 2019 A, 4% 6/1/49	4,650,000	5,260,189
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (b)	1,000,000	1,162,241
5% 1/1/38 (b)	1,125,000	1,298,420
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,950,024
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,381,007
5% 4/1/26 (FSA Insured)	1,000,000	1,174,758
5% 4/1/28 (FSA Insured)	1,390,000	1,669,050
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41 (Pre-Refunded to 1/1/22 @ 100)	1,500,000	1,520,247
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/22	600,000	615,813
4% 7/1/23	1,125,000	1,193,355
4% 7/1/26	1,000,000	1,142,802
4% 7/1/37	1,400,000	1,639,219
5% 7/1/27	200,000	243,575
5% 7/1/28	1,130,000	1,405,336
5% 7/1/29	500,000	633,376
5% 7/1/30	1,000,000	1,286,101
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,531,285
TOTAL PENNSYLVANIA		526,744,510
Pennsylvania, New Jersey - 1.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	517,829
5% 7/1/23	1,000,000	1,035,310
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,241,751
5% 1/1/38	1,300,000	1,610,968
5% 1/1/39	1,000,000	1,236,547
5% 1/1/40	1,100,000	1,357,725
TOTAL PENNSYLVANIA, NEW JERSEY		7,000,130
TOTAL MUNICIPAL BONDS (Cost $501,624,863)		534,513,586

Municipal Notes - 2.8%
	Principal Amount (a)	Value ($)
Pennsylvania - 2.8%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.08% 10/1/21, VRDN (d)	6,385,000	6,385,000
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 E, 0.08% 10/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (d)	9,600,000	9,600,000

TOTAL MUNICIPAL NOTES (Cost $15,985,000)		15,985,000

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $517,609,863)	550,498,586
NET OTHER ASSETS (LIABILITIES) - 1.6%	8,829,557
NET ASSETS - 100.0%	559,328,143

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.